Related party transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related party transactions
Schedule of balances and transactions with fellow Lloyds Banking Group undertakings

	At	At
	30 June	31 Dec
	2019	2018
	£m	£m

Assets
Due from fellow Lloyds Banking Group undertakings	1,887	1,878
Derivative financial instruments	1,330	2,589
Financial assets at fair value through profit or loss	—	1,062

Liabilities
Due to fellow Lloyds Banking Group undertakings	17,514	19,663
Derivative financial instruments	1,580	2,693
Financial liabilities at fair value through profit or loss	13	137
Debt securities in issue	1,725	193
Subordinated liabilities	2,993	2,985